Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Raw materials and consumables	€15,164	€—	€—
Inventories in process	5,368	—	—
Finished goods	—	—	—
Total inventories	€20,532	€—	€—